Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from (used in) operating activities:
Net Income (loss)		$ (233,978)	$ 78,108	$ 53,623
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization		3,801	17,918	31,574
Impairment of goodwill and intangibles	[1]	269,893	0	0
(Gain)Loss on foreign currency remeasurement		1,179	(2,082)	244
(Gain)Loss on short-term investments		152	0	0
Deferred taxes		(84,983)	5,976	4,422
Non-cash interest expense on Bonds		0	23	5,103
Working capital adjustments:
Accounts receivable		(46)	1,638	(4,099)
Prepaid expenses, other current and non-current assets		(142)	(2,950)	(204)
Accounts payable, accrued expenses and other payables		(239)	(2,052)	5,835
Contract liabilities		180	(168)	609
Income tax payable		0	(2,838)	2,689
Loss contingency		91,750	3,500	0
Other current and non-current liabilities		3,224	(968)	54
Net cash flows from operating activities		50,791	96,105	99,850
Cash flow (used in) investing activities:
Acquisition of Double8Games Co., Ltd.		0	0	(1,952)
Purchases of intangible assets		(4)	(61)	(6)
Purchases of property and equipment		(269)	(207)	(217)
Disposals of property and equipment		26	3	0
Purchases of short-term investments		(518,629)	(1,541)	0
Sales of short-term investments		451,046	0	0
Net cash flows (used in) investing activities		(67,830)	(1,806)	(2,175)
Cash flow from (used in) financing activities:
Issuance of new shares - IPO		0	86,041	0
Repayments of long-term borrowings with related party		0	0	(42,371)
Repayments of short-term senior note		0	0	(33,897)
Net cash flows from (used in) financing activities		0	86,041	(76,268)
Net foreign exchange difference on cash and cash equivalents		(7,669)	(1,468)	(637)
Net increase (decrease) in cash and cash equivalents		(24,708)	178,872	20,770
Cash and cash equivalents at beginning of period		242,060	63,188	42,418
Cash and cash equivalents at end of period		217,352	242,060	63,188
Noncash financing activity:
Conversion of 2.5% convertible bonds, net of tax		0	0	187,095
Conversion of 2.5% non-convertible bonds with warrants, net of tax		0	0	64,374
Interest		0	0	5,891
Income taxes		$ 15,985	$ 18,819	$ 12,546

[1]	Excluding depreciation and amortization.